Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events ]Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2025 up through August 15, 2025, which is the date that these consolidated financial statements are available to be issued. There were no other material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

Acquisition of Jingxing Storage Equipment Engineering

On May 30, 2025, our wholly-owned subsidiary, KLA-iBotics Holdings Limited, completed the acquisition of the entire issued share capital of Jingxing Holdings Limited, which owns Jingxing Storage Equipment Engineering (H.K.) Company Limited. The aggregate consideration was satisfied through the allotment and issuance of 7,000 Class A ordinary shares by KLA-iBotics Holdings Limited to the vendors. Following the completion of this acquisition, our subsidiary Kamui Development Group Limited holds 3,000 Class B ordinary shares representing 30.0% of the equity interest and approximately 89.6% of the voting control in KLA-iBotics Holdings Limited. Jingxing Storage Equipment Engineering (H.K.) Company Limited, incorporated in Hong Kong in 2000, specializes in high-density storage systems and material handling equipment for logistics providers and retail chain stores.